Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Equity
15.	Equity

(a)	Share capital

The Company has authorized share capital of an unlimited number of common shares. The changes in share capital are as follows:

	Number of shares	Amount
Balance, December 31, 2020	97,245,223	$178,231
Shares issued for services(i)	380,000	398
Shares issued for RSUs and DSUs(ii)	359,813	1,039
Shares issued for exercise of options	170,639	1,207
Shares issued for equity raises, net of issuance cost ($4,003)	58,682,500	314,756
Shares issued on exercise of warrant liability	4,089,999	109,287
Shares issued for exercise of warrants	8,661,887	31,679
Balance, December 31, 2021	169,590,061	$636,597
Shares issued for equity raises, net of issuance cost ($3,197)	49,646,368	124,771
Shares issued for RSUs and DSUs(iii)	1,273,795	6,175
Shares issued under employee stock purchase plan	33,022	84
Shares issued for exercise of options	3,333	11
Shares issued on exercise of warrants	863	3
Balance, December 31, 2022	220,547,442	$767,641

(i)	Shares issued as payment of invoices to key service providers.
(ii)	Shares issued upon vesting of RSUs and DSUs, net of employment tax withholdings.
(iii)	Shares issued upon vesting of RSUs and DSUs.

February 2022 At-the-market Equity Program (“February 2022 ATM”)

On February 11, 2022, the Company entered into the February 2022 ATM offering agreement to sell the Company’s common shares with maximum proceeds of up to $82.9 million (US$65.0 million). The Company completed the February 2022 ATM on July 18, 2022, and during the year ended December 31, 2022, issued 24,429,460 common shares totaling $82.9 million (US$65.0 million) under the ATM and incurred $2.2 million (US$1.7 million) in issuance cost.

August 2022 At-the-market Equity Program (“August 2022 ATM”)

On August 17, 2022, the Company entered into the August 2022 ATM equity distribution agreement to sell the Company’s commons shares with maximum proceeds of up to $270.9 million (US$200.0 million). During the year ended December 31, 2022, the Company issued 25,216,908 common shares totaling $45.1 million (US$33.6 million) under the August 2022 ATM and incurred $1.0 million (US$0.8 million) in issuance cost. Subsequent to the year ended December 31, 2022, the Company did not complete any issuances under the August 2022 ATM.

For the year ended December 31, 2021, the Company has completed the following issuance of equity securities:

	Private Placement	Public Bought Deal	Public Offering
Closing date	January 13, 2021	June 15, 2021	September 17, 2021
Gross proceeds	$ 77.5 million	$ 115.0 million	$ 220.2 million US$172.5 million

Common shares issued	15,500,000	23,000,000	20,182,500
Fair value of the shares issued	$6.34	$4.93	$10.27 US$8.55

Broker warrants issued	930,000	144,000	70,200
Fair value of broker warrants issued	$4.22	$3.12	$8.30
			US$6.51
Broker warrants strike price	$6.25	$6.25	$13.36
			US$10.69
Broker warrants term	24 months	24 months	60 months

Warrant valuation assumptions
Valuation model	Black-Scholes	Black-Scholes	Black-Scholes
Expected life	2 years	2 years	5 years
Risk-free rate	0.16%	0.16%	1.13%
Volatility	136%	136%	120%
Dividend yield	0%	0%	0%

Commissions and fees incurred	$5,337	$7,336	$12,422
Commissions and fees unpaid – as at December 31, 2021	$nil	$nil	$nil

(b)	Warrants

The changes in warrants are as follows:

	Number of warrants	Weighted average exercise price
Balance, December, 2020	7,837,639	$2.56
Issued(i)	1,144,200	6.69
Expired(ii)	(147,418)	1.80
Exercised(iii)	(8,661,887)	3.05
Balance, December 31, 2021	172,534	$6.14
Issued	–	–
Expired(iv)	(17,204)	1.45
Exercised(v)	(863)	1.45
Balance, December 31, 2022	154,467	$6.69

(i)	The warrants issued comprise of 1,144,200 broker warrants related to the three equity issuances completed during the year ended December 31, 2021.
(ii)	The warrants expired comprised of 147,418 warrants with an exercise price of $1.80.
(iii)
The warrants exercised comprise of 5,305,838 warrants with an exercise price of $1.80, 2,222,222 warrants with an exercise price of $4.50, 929,010 warrants with an exercise price of $6.25, 144,094 warrants with an exercise price of $1.45, and 60,723 warrants with an exercise price of $13.36.

(iv)	The warrants expired comprise of 17,204 warrants with an exercise price of $1.45.
(v)	The warrants exercised comprise of 863 warrants with an exercise price of $1.45.

The warrants issued and outstanding as at December 31, 2022, are as follows:

	Strike price	Number	Weighted average remaining contractual life (month)	Expiry date
Public offering warrants	$13.36	9,477	45	9/17/2026
Bought deal warrants	$6.25	19,440	6	6/15/2023
Private placement warrants	$6.25	125,550	1	1/13/2023
		154,467	4.33

The warrants issued and outstanding as at December 31, 2021, are as follows:

	Strike price	Number	Weighted average remaining contractual life (month)	Expiry date
Public offering warrants	$13.36	9,477	57	9/17/2026
Bought deal warrants	$6.25	19,440	18	6/15/2023
Private placement warrants	$6.25	125,550	13	1/13/2023
Broker warrants	$1.45	18,067	6	6/25/2022
		172,534	15.25

(c)	Incentive plan

On February 15, 2018, the Company adopted a Long-Term Incentive Plan (“LTIP”) under which it is authorized to grant stock options, RSUs and DSUs (“Awards”) to officers, directors, employees, and consultants enabling them to acquire common shares of the Company. The LTIP was further amended April 8, 2019, May 14, 2021, January 15, 2022, and August 22, 2022. The maximum number of common shares reserved for issuance of Awards that may be granted under the plan is 10% of the issued and outstanding common shares of the Company.

Stock options

Stock option activity is as follows:

	Number of options	Weighted average exercise price
Balance, January 1, 2021	761,667	$4.38
Granted	60,000	6.57
Exercised (i)	(170,639)	4.23
Forfeiture	(104,361)	1.96
Balance, December 31, 2021	546,667	5.13
Granted	–	–
Exercised (ii)	(3,333)	1.80
Forfeiture	(63,334)	6.32
Options outstanding, December 31, 2022	480,000	$5.00
Options exercisable, December 31, 2022	480,000	$5.00

(i)	The options exercised comprise of 107,306 options with an exercise price of $5.00 and weighted average underlying common share price of $9.81 at the times of exercise, 3,333 options with an exercise price of $1.80 and underlying common share price of $8.65 at the time of exercise, and 60,000 options with an exercise price of $3.00 and underlying common share price of $4.64 at the time of exercise.
(ii)	The options exercised comprise of 3,333 options with an exercise price of $1.80 and underlying common share price of $7.23 at the time of exercise.

During the year ended December 31, 2022, the fair value of the share price ranged between $1.10 and $10.32. As at December 31, 2022, the Company had the following stock options outstanding:

Exercise price – outstanding	Number of options outstanding	Number of options exercisable	Weighted average exercise price	Weighted average remaining life (months)

5.00	480,000	480,000	$5.00	18
	480,000	480,000	$5.00	18

During the year ended December 31, 2021, the fair value of the share price ranged between $3.89 and $19.80. As at December 31, 2021, the Company had the following stock options outstanding:

Exercise price – outstanding	Number of options outstanding	Number of options exercisable	Weighted average exercise price	Weighted average remaining life (months)

$1.80	6,667	–	$1.80	34
5.00	480,000	480,000	5.00	15
6.57	60,000	–	6.57	112
	546,667	480,000	$5.00	26

During the year ended December 31, 2022, the Company recorded a total of $0.1 million (December 31, 2021 – $0.1 million) as share based compensation expense related to stock options. The Company also recorded a reversal of share based compensation totaling $0.2 million ($0.1 million – December 31, 2021) due to forfeiture of 63,334 (December 31, 2021 – 104,361) options. The stock compensation expense was based on the fair value of each stock option on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions for the years ended December 31, 2022 and December 31, 2021: expected life of 10 years, risk-free rate of 1.53%, volatility of 205.80%, dividend yield of 0% and exercise price of $5.00. Expected volatility is an average of Hut 8’s share price volatility and bitcoin price volatility, which is a measure of the amount by which price has fluctuated during an observed period. The observed period was commensurate to the expected life of the option. For the year ended December 31, 2022, the weighted average of the exercise price inputs is $5.00 and the weighted average of the common share price inputs is $3.69. For the year ended December 31, 2021, the weighted average of the exercise price inputs is $5.13 and the weighted average of the common share price inputs is $4.09.

RSUs and DSUs

The RSUs and DSUs activity is as follows:

	RSUs	DSUs
Balance, January 1, 2021	406,667	170,000
Granted	3,215,000	123,919
Issued	(610,833)	(42,500)
Forfeited	(58,334)	–
Balance, December 31, 2021	2,952,500	251,419
Granted	7,598,777	81,192
Issued	(1,197,499)	(76,296)
Forfeited	(752,000)	-
Balance, December 31, 2022	8,601,778	256,315

During the twelve months ended December 31, 2022, the Company recorded a total $6.5 million (December 31, 2021 – $9.0 million) as share based compensation expense related to RSUs and $0.6 million (December 31, 2021 – $0.7 million) as share based compensation expense related to DSUs.